Property and Equipment Net (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 63,637	$ 62,907	$ 49,996
Less accumulated depreciation	(5,316)	(4,392)	(3,101)
Property and equipment - net	58,321	58,515	46,895
Laboratory And Manufacturing Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	28,269	28,101	8,176
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment - at cost		10,404	4,334
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	476	463	176
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	1,582	1,614	1,742
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	232	228	17
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - at cost	$ 22,295	$ 22,097	$ 35,551